Prepaid expenses and deposits (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Prepaid Expenses And Deposits [Abstract]
Schedule of prepaid expenses and deposits

As at	October 31, 2025	October 31, 2024
	$	$
Deposits on cannabis retail outlets	2,622	3,026
Prepaid insurance and other	4,578	2,384
Prepayment on inventory	12,831	3,361
Total	20,031	8,771
Less current portion	(15,917)	(5,164)
Long-term	4,114	3,607